UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                -------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                KREVLIN ADVISORS, LLC
                     -------------------------------------
Address:             650 MADISON AVENUE, 26TH FLOOR
                     -------------------------------------
                     NEW YORK, NEW YORK 10022
                     -------------------------------------

Form 13F File Number: 28-10404
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Glenn J. Krevlin
                     -------------------------------------
Title:               Managing Member
                     -------------------------------------
Phone:               (212) 610-9055
                     -------------------------------------

Signature, Place, and Date of Signing:

/s/ GLENN J. KREVLIN               New York, New York          August 16, 2004
----------------------------     ----------------------     -------------------
     [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

28-10404
   --------------------------         ------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       6
                                              --------------------
Form 13F Information Table Entry Total:                118
                                              --------------------
Form 13F Information Table Value Total:            793,196
                                              --------------------
                                                  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.      Form 13F File Number   Name

 01       28- N/A                GJK Capital Management, LLC
 ----         ----------------   -----------------------------------------------
 02       28- N/A                Glenhill Overseas Management, LLC
 ----         ----------------   -----------------------------------------------
 03       28- N/A                Glenhill Capital LP
 ----         ----------------   -----------------------------------------------
 04       28- N/A                Glenhill Capital Overseas Partners Ltd.
 ----         ----------------   -----------------------------------------------
 05       28- N/A                Glenhill Capital Overseas Master Fund, L.P.
 ----         ----------------   -----------------------------------------------
 06       28- N/A                Glenhill Capital Overseas GP, Ltd.
 ----         ----------------   -----------------------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7         COLUMN 8
--------                --------     --------     --------        --------            --------      --------         --------
                        Title of                   Value   Shares or   Sh/   Put/   Investment      Other         Voting Authority
Name of Issuer           Class       CUSIP       (x$1000)  Prn Amt     Prn   call   Discretion      Managers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Albertson'S Inc                     013104 10 4   13,894     523,513   Sh          Shared-Defined   01, 03      Sole
Armstrong Holdings Inc              042384 10 7    1,350   1,015,105   Sh          Shared-Defined   01, 03      Sole
Activcard Corp                      00506J 10 7   16,569   2,288,579   Sh          Shared-Defined   01, 03      Sole
Arris Group Inc                     04269Q 10 0    2,549     429,109   Sh          Shared-Defined   01, 03      Sole
Bed Bath & Beyond Inc               075896 10 0   20,005     520,294   Sh          Shared-Defined   01, 03      Sole
July 04 Calls On Bbby Us            075896 9G G      501       1,430   Sh    Call  Shared-Defined   01, 03      Sole
Circuit City Stores Inc             172737 10 8    8,678     670,125   Sh          Shared-Defined   01, 03      Sole
Coolbrands International Inc        222884 4C A   13,514     822,959   Sh          Shared-Defined   01, 03      Sole
California Pizza Kitchen Inc        13054D 10 9    1,069      55,784   Sh          Shared-Defined   01, 03      Sole
Cost Plus Inc/California            221485 10 5   19,471     600,037   Sh          Shared-Defined   01, 03      Sole
Dillards Inc-Cl A                   254067 10 1    6,140     275,344   Sh          Shared-Defined   01, 03      Sole
Digene Corp                         253752 10 9    5,225     143,037   Sh          Shared-Defined   01, 03      Sole
Eidos Plc                           093489 7G B   13,262   6,794,219   Sh          Shared-Defined   01, 03      Sole
Emi Group Plc                       004447 3G B   14,755   3,326,032   Sh          Shared-Defined   01, 03      Sole
Eresearch Technology Inc            29481V 10 8    4,005     143,036   Sh          Shared-Defined   01, 03      Sole
Family Dollar Stores                307000 10 9   20,668     679,421   Sh          Shared-Defined   01, 03      Sole
Guess? Inc                          401617 10 5      806      50,049   Sh          Shared-Defined   01, 03      Sole
Gsi Commerce Inc                    36238G 10 2      758      78,670   Sh          Shared-Defined   01, 03      Sole
Goodyear Tire & Rubber Co           382550 10 1    3,250     357,590   Sh          Shared-Defined   01, 03      Sole
Health Net Inc                      42222G 10 8   15,162     572,145   Sh          Shared-Defined   01, 03      Sole
Information Resources-Rts           45676E 10 7    2,952     993,928   Sh          Shared-Defined   01, 03      Sole
Ishares Russell 2000                464287 65 5   42,192     357,591   Sh          Shared-Defined   01, 03      Sole
J2 Global Communications Inc        46626E 20 5    6,959     250,313   Sh          Shared-Defined   01, 03      Sole
J. Jill Group Inc                   466189 10 7   10,215     433,031   Sh          Shared-Defined   01, 03      Sole
Jos A Bank Clothiers Inc            480838 10 1    4,490     143,036   Sh          Shared-Defined   01, 03      Sole
K-Swiss Inc  -Cl A                  482686 10 2   15,981     790,735   Sh          Shared-Defined   01, 03      Sole
Laidlaw International               50730R 10 2   27,806   2,145,543   Sh          Shared-Defined   01, 03      Sole
M & F Worldwide Corp                552541 10 4    6,329     462,007   Sh          Shared-Defined   01, 03      Sole

COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7         COLUMN 8
--------                --------     --------     --------        --------            --------      --------         --------
                        Title of                   Value   Shares or   Sh/   Put/   Investment      Other         Voting Authority
Name of Issuer           Class       CUSIP       (x$1000)  Prn Amt     Prn   call   Discretion      Managers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Marvel Enterprises Inc              57383M 10 8    2,094     107,276   Sh          Shared-Defined   01, 03      Sole
99 Cents Only Stores                65440K 10 6    2,181     143,038   Sh          Shared-Defined   01, 03      Sole
Nii Holdings Inc                    62913F 20 1   16,006     475,102   Sh          Shared-Defined   01, 03      Sole
Ntl Inc                             62940M 10 4   12,363     214,561   Sh          Shared-Defined   01, 03      Sole
Opinion Research Corp               683755 10 2    1,237     177,657   Sh          Shared-Defined   01, 03      Sole
Overstock.Com Inc                   690370 10 1   31,280     799,784   Sh          Shared-Defined   01, 03      Sole
Oxford Industries Inc               691497 30 9   13,882     318,685   Sh          Shared-Defined   01, 03      Sole
Pep Boys-Manny Moe & Jack           713278 10 9   23,630     932,167   Sh          Shared-Defined   01, 03      Sole
July 04 Calls On Pby Us             713278 9G E       67         893   Sh   Call   Shared-Defined   01, 03      Sole
October 04 Calls On Pby Us          713278 9J F       11         358   Sh   Call   Shared-Defined   01, 03      Sole
Puradyn Filter Technologies         746091 10 7    2,453   1,251,567   Sh          Shared-Defined   01, 03      Sole
Palmone Inc                         69713P 10 7    2,487      71,518   Sh          Shared-Defined   01, 03      Sole
Catalina Marketing Corp             148867 10 4    6,540     357,590   Sh          Shared-Defined   01, 03      Sole
October 04 Calls On Psft Us         712713 9J C      661       1,573   Sh   Call   Shared-Defined   01, 03      Sole
Pathmark Stores Inc                 70322A 10 1    2,395     314,340   Sh          Shared-Defined   01, 03      Sole
Paxar Corp                          704227 10 7    4,660     238,728   Sh          Shared-Defined   01, 03      Sole
Reader'S Digest Association         755267 10 1   15,742     984,518   Sh          Shared-Defined   01, 03      Sole
Revlon Inc-Cl A                     761525 50 0    4,831   1,637,764   Sh          Shared-Defined   01, 03      Sole
Rinker Group Ltd                    659938 6A U   15,104   2,684,391   Sh          Shared-Defined   01, 03      Sole
Restoration Hardware Inc            760981 10 0    4,746     763,813   Sh          Shared-Defined   01, 03      Sole
Seebeyond Technology Corp           815704 10 1    5,340   1,416,560   Sh          Shared-Defined   01, 03      Sole
Sco Group Inc/The                   78403A 10 6    1,841     314,680   Sh          Shared-Defined   01, 03      Sole
Sharper Image Corp                  820013 10 0    2,245      71,518   Sh          Shared-Defined   01, 03      Sole
Silgan Holdings Inc                 827048 10 9    9,842     244,163   Sh          Shared-Defined   01, 03      Sole
Sola International Inc              834092 10 8   10,742     623,427   Sh          Shared-Defined   01, 03      Sole
Tyco International Ltd              902124 10 6   31,613     953,908   Sh          Shared-Defined   01, 03      Sole
January 05 Calls On Tyc Us          902124 9A F    3,125       6,794   Sh   Call   Shared-Defined   01, 03      Sole
Winn-Dixie Stores Inc               974280 10 9    2,060     286,072   Sh          Shared-Defined   01, 03      Sole
Westjet Airlines Ltd                960410 10 8    5,402     525,120   Sh          Shared-Defined   01, 03      Sole
Williams Cos Inc                    969457 10 0    2,179     183,086   Sh          Shared-Defined   01, 03      Sole

COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7         COLUMN 8
--------                --------     --------     --------        --------            --------      --------         --------
                        Title of                   Value   Shares or   Sh/   Put/   Investment      Other         Voting Authority
Name of Issuer           Class       CUSIP       (x$1000)  Prn Amt     Prn   call   Discretion      Managers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Warnaco Group Inc/The               934390 40 2   11,604     545,540   Sh          Shared-Defined   01, 03             Sole
Yellow Roadway Corp                 985577 10 5   20,482     513,858   Sh          Shared-Defined   01, 03             Sole
Albertson's Inc                     013104 10 4    5,533     208,487   Sh          Shared-Defined   02, 04, 05, 06     Sole
Armstrong Holdings Inc              042384 10 7      538     404,263   Sh          Shared-Defined   02, 04, 05, 06     Sole
Activcard Corp                      00506J 10 7    6,599     911,421   Sh          Shared-Defined   02, 04, 05, 06     Sole
Arris Group Inc                     04269Q 10 0    1,015     170,891   Sh          Shared-Defined   02, 04, 05, 06     Sole
Bed Bath & Beyond Inc               075896 10 0    7,967     207,206   Sh          Shared-Defined   02, 04, 05, 06     Sole
July 04 Calls On Bbby Us            075896 9G G      200         570   Sh   Call   Shared-Defined   02, 04, 05, 06     Sole
Circuit City Stores Inc             172737 10 8    3,456     266,875   Sh          Shared-Defined   02, 04, 05, 06     Sole
Coolbrands International Inc        222884 4C A    5,382     327,741   Sh          Shared-Defined   02, 04, 05, 06     Sole
California Pizza Kitchen Inc        13054D 10 9      426      22,216   Sh          Shared-Defined   02, 04, 05, 06     Sole
Cost Plus Inc/California            221485 10 5    7,754     238,963   Sh          Shared-Defined   02, 04, 05, 06     Sole
Dillards Inc-Cl A                   254067 10 1    2,445     109,656   Sh          Shared-Defined   02, 04, 05, 06     Sole
Digene Corp                         253752 10 9    2,081      56,963   Sh          Shared-Defined   02, 04, 05, 06     Sole
Eidos Plc                           093489 7G B    5,282   2,705,781   Sh          Shared-Defined   02, 04, 05, 06     Sole
Emi Group Plc                       004447 3G B    5,876   1,324,584   Sh          Shared-Defined   02, 04, 05, 06     Sole
Eresearch Technology Inc            29481V 10 8    1,595      56,964   Sh          Shared-Defined   02, 04, 05, 06     Sole
Family Dollar Stores                307000 10 9    8,231     270,579   Sh          Shared-Defined   02, 04, 05, 06     Sole
Guess? Inc                          401617 10 5      321      19,951   Sh          Shared-Defined   02, 04, 05, 06     Sole
Gsi Commerce Inc                    36238G 10 2      302      31,330   Sh          Shared-Defined   02, 04, 05, 06     Sole
Goodyear Tire & Rubber Co           382550 10 1    1,295     142,410   Sh          Shared-Defined   02, 04, 05, 06     Sole
Health Net Inc                      42222G 10 8    6,038     227,855   Sh          Shared-Defined   02, 04, 05, 06     Sole
Information Resources-Rts           45676E 10 7    1,176     395,829   Sh          Shared-Defined   02, 04, 05, 06     Sole
Ishares Russell 2000                464287 65 5   16,803     142,409   Sh          Shared-Defined   02, 04, 05, 06     Sole
J2 Global Communications Inc        46626E 20 5    2,771      99,687   Sh          Shared-Defined   02, 04, 05, 06     Sole
J. Jill Group Inc                   466189 10 7    4,068     172,453   Sh          Shared-Defined   02, 04, 05, 06     Sole
Jos A Bank Clothiers Inc            480838 10 1    1,788      56,964   Sh          Shared-Defined   02, 04, 05, 06     Sole
K-Swiss Inc  -Cl A                  482686 10 2    6,364     314,909   Sh          Shared-Defined   02, 04, 05, 06     Sole
Laidlaw International               50730R 10 2   11,074     854,457   Sh          Shared-Defined   02, 04, 05, 06     Sole
M & F Worldwide Corp                552541 10 4    2,521     183,993   Sh          Shared-Defined   02, 04, 05, 06     Sole

COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7         COLUMN 8
--------                --------     --------     --------        --------            --------      --------         --------
                        Title of                   Value   Shares or   Sh/   Put/   Investment      Other        Voting Authority
Name of Issuer           Class       CUSIP       (x$1000)  Prn Amt     Prn   call   Discretion      Managers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Marvel Enterprises Inc              57383M 10 8      834      42,724   Sh          Shared-Defined   02, 04, 05, 06     Sole
99 Cents Only Stores                65440K 10 6      869      56,962   Sh          Shared-Defined   02, 04, 05, 06     Sole
Nii Holdings Inc                    62913F 20 1    6,374     189,208   Sh          Shared-Defined   02, 04, 05, 06     Sole
Ntl Inc                             62940M 10 4    4,924      85,449   Sh          Shared-Defined   02, 04, 05, 06     Sole
Opinion Research Corp               683755 10 2      321      46,143   Sh          Shared-Defined   02, 04, 05, 06     Sole
Overstock.Com Inc                   690370 10 1   12,457     318,512   Sh          Shared-Defined   02, 04, 05, 06     Sole
Oxford Industries Inc               691497 30 9    5,528     126,915   Sh          Shared-Defined   02, 04, 05, 06     Sole
Pep Boys-Manny Moe & Jack           713278 10 9    9,411     371,233   Sh          Shared-Defined   02, 04, 05, 06     Sole
July 04 Calls On Pby Us             713278 9G E       27         357   Sh   Call   Shared-Defined   02, 04, 05, 06     Sole
October 04 Calls On Pby Us          713278 9J F        4         142   Sh   Call   Shared-Defined   02, 04, 05, 06     Sole
Puradyn Filter Technologies         746091 10 7      977     498,433   Sh          Shared-Defined   02, 04, 05, 06     Sole
Palmone Inc                         69713P 10 7      990      28,482   Sh          Shared-Defined   02, 04, 05, 06     Sole
Catalina Marketing Corp             148867 10 4    2,605     142,410   Sh          Shared-Defined   02, 04, 05, 06     Sole
October 04 Calls On Psft Us         712713 9J C      263         627   Sh   Call   Shared-Defined   02, 04, 05, 06     Sole
Pathmark Stores Inc                 70322A 10 1      954     125,185   Sh          Shared-Defined   02, 04, 05, 06     Sole
Paxar Corp                          704227 10 7    1,856      95,072   Sh          Shared-Defined   02, 04, 05, 06     Sole
Reader'S Digest Association         755267 10 1    6,269     392,082   Sh          Shared-Defined   02, 04, 05, 06     Sole
Revlon Inc-Cl A                     761525 50 0    1,924     652,236   Sh          Shared-Defined   02, 04, 05, 06     Sole
Rinker Group Ltd                    659938 6A U    6,015   1,069,051   Sh          Shared-Defined   02, 04, 05, 06     Sole
Restoration Hardware Inc            760981 10 0    1,890     304,187   Sh          Shared-Defined   02, 04, 05, 06     Sole
Seebeyond Technology Corp           815704 10 1    2,127     564,142   Sh          Shared-Defined   02, 04, 05, 06     Sole
Sco Group Inc/The                   78403A 10 6      733     125,320   Sh          Shared-Defined   02, 04, 05, 06     Sole
Sharper Image Corp                  820013 10 0      894      28,482   Sh          Shared-Defined   02, 04, 05, 06     Sole
Silgan Holdings Inc                 827048 10 9    3,920      97,237   Sh          Shared-Defined   02, 04, 05, 06     Sole
Sola International Inc              834092 10 8    4,278     248,273   Sh          Shared-Defined   02, 04, 05, 06     Sole
Tyco International Ltd              902124 10 6   12,590     379,892   Sh          Shared-Defined   02, 04, 05, 06     Sole
January 05 Calls On Tyc Us          902124 9A F    1,245       2,706   Sh   Call   Shared-Defined   02, 04, 05, 06     Sole
Winn-Dixie Stores Inc               974280 10 9      820     113,928   Sh          Shared-Defined   02, 04, 05, 06     Sole
Westjet Airlines Ltd                960410 10 8    2,151     209,130   Sh          Shared-Defined   02, 04, 05, 06     Sole
Williams Cos Inc                    969457 10 0      868      72,914   Sh          Shared-Defined   02, 04, 05, 06     Sole
Warnaco Group Inc/The               934390 40 2    4,621     217,260   Sh          Shared-Defined   02, 04, 05, 06     Sole
Yellow Roadway Corp                 985577 10 5    8,157     204,642   Sh          Shared-Defined   02, 04, 05, 06     Sole